Stock-Based Compensation (Details) - Schedule of weighted average assumption - Share-Based Payment Arrangement, Option [Member] - STI Plan [Member]	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Stock-Based Compensation (Details) - Schedule of weighted average assumption [Line Items]
Risk-free interest rate:	3.50%	1.60%
Expected term (in years):	8 years 7 months 6 days	7 years
Expected volatility:	90.20%	43.50%
Dividend yield:	0.00%	0.00%